UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI 53018
(Address of principal executive offices)             (Zip code)

Arnold Investment Counsel, Inc., 3960 Hillside Drive, Delafield, WI 53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: July 1, 2011 – June 30, 2012

Item 1. Proxy Voting Record

PROXY VOTING RECORD

Name of Fund:	The Primary Trend Fund
Period:	July 1, 2011 - June 30, 2012

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

Unilever N.V.	9/16/11	10,000	904784709	UN

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. Authorization of the Board of Directors to purchase 6% Cumulative Preference Shares and 7% Cumulative Preference Shares (and Depositary Receipts thereof) in the share capital of Unilever N.V.		Issuer

DryShips, Inc.	9/13/11	40,000	Y2109Q101	DRYS

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 3 Nominees		Issuer

For	For	2. To approve the appointment of Ernst & Young (Hellas) certified auditors accountants s.a., as Dryships Inc.'s independent auditors for the fiscal year ending December 31, 2011		Issuer

Microsoft Corporation	11/15/11	20,000	594918104	MSFT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1-9. DIRECTORS / All 9 Nominees		Issuer

For	For	10. Advisory vote on named executive officer compensation		Issuer

For	For	11. Advisory vote on frequency of advisory vote on named executive officer compensation (one year)		Issuer

For	For	12. Ratification of the selection of Deloitte & Touche, LLP as the Company's independent auditor		Issuer

Against	Against	13. Shareholder Proposal 1. Establishment of board committee on environmental sustainability		Shareholder

Cisco Systems, Inc.	12/7/11	20,000	17275R102	CSCO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-l. DIRECTORS / All 12 Nominees		Issuer

For	For	2. Approval of Amendment and Restatement of the Cisco 2005 Stock Incentive Plan		Issuer

For	For	3. Approval, on an advisory basis, of executive compensation		Issuer

For	For	4. Recommendation, on an advisory basis, on the frequency of executive compensation votes (one year)		Issuer

For	For	5. Ratification of PriceWaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2012		Issuer

Against	Against	6. Approval to amend Cisco's bylaws to establish board committee on environmental sustainability		Shareholder

Against	Against	7. Approval to require the board to publish internet fragmentation report to shareholders within six months		Shareholder

Against	Against	8. Approval to require that Cisco executives retain a significant percentage of stock until two years following termination		Shareholder

Petroleo Brasileiro, S.A.	1/27/12	16,000	71654V408	PBR

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	I1. Confirm the contracting of Apsis Consultoria E Avaliacoes Ltda., by BRK, for the assessment of net assets relative to the spun off portions to be converted to Petrobras		Issuer

For	For	I2. Assessment report prepared by Apsis Consultoria E Avaliacoes Ltda. at book value for assessment of BRK's net assets		Issuer

For	For	I3. Approve the protocol and justification of split-off of BRK and spun off portion of Petrobras, pro rata to its ownership		Issuer

For	For	I4. Approve the partial split operation of BRK and the spun off portion of Petrobras, without increasing its share capital		Issuer

For	For	II1.Confirm the contracting of Apsis Consultoria E Avaliacoes Ltda. by Petrobras for the development of accounting assessment report of Petroquisa's net equity to be transferred to Petrobras		Issuer

For	For	II2. Assessment report prepared by Apsis Consultoria E. Avaliacoes Ltda., at brook value, or assessment of Petroquisa's net equity		Issuer

For	For	II3. Approve the protocol and justification of acquisition operation of Petroquisa by Petrobras		Issuer

For	For	II4. Approve the acquisition operation of Petroquisa by Petrobras, with full transfer of Petroquisa's net equity to Petrobras, without increasing its share capital		Issuer

Eli Lilly and Company	4/16/12	20,000	532457108	LLY

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1A-D. DIRECTORS/All 4 Nominees		Issuer

For	For	2. Ratification of the appointment by the audit committee of the board of directors of Ernst & Young LLP as principal independent auditor for 2012		Issuer

For	For	3. Approve, by non-binding vote, compensation paid to the company's named executive officers		Issuer

For	For	4. Approve amendments to the Articles of Incorporation to provide for annual election of all directors		Issuer

For	For	5. Approve amendments to the Articles of Incorporation to eliminate all supermajority voting requirements		Issuer

Against	Against	6. Proposal by shareholders requesting that the company establish a majority vote committee		Shareholder

Against	Against	7. Proposal by shareholders on transparency in animal research		Shareholder

Petroleo Brasileiro.S.A. -	3/19/12	18,000	71654V408	PBR
Petrobras
Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	O1. Management report and financial statements, accompanied of opinion from the fiscal board, regarding the financial year ended as of December 31, 2011		Issuer

For	For	O2. Capital budget, regarding the year of 2012		Issuer

For	For	O3. Destination of income for the year of 2011		Issuer

For	For	O4A. Election of the members of the board of directors: appointed by the controlling shareholder		Issuer

For	For	O4B. Election of the members of the board of directors: appointed by the minority shareholders		Issuer

For	For	O5. Election of the chairman of the board of directors appointed by the controlling shareholder		Issuer

For	For	O6A. Election of the members of the fiscal board and their respective substitutes: appointed by the controlling shareholder		Issuer

For	For	O6B. Election of the members of the fiscal board and their respective substitutes: appointed by the minority shareholders		Issuer

For	For	O7. Establishment of compensation of management and effective members in the fiscal board		Issuer

For	For	E1. Increase of the capital stock		Issuer

U.S. Bancorp	4/17/12	18,000	902973304	USB

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-n. DIRECTORS/All 14 Nominees		Issuer

For	For	2. Ratification of selection of Ernst & Young LLP as our independent auditor for the 2012 fiscal year		Issuer

For	For	3. Advisory vote to approve the compensation of our executives disclosed in the proxy statement		Issuer

Pfizer, Inc.	4/26/12	30,000	717081103	PFE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-n. DIRECTORS/All 14 Nominees		Issuer

For	For	2. Ratify the selection of KPMG LLP as independent registered public accounting firm for 2012		Issuer

For	For	3. Advisory approval of executive compensation		Issuer

Against	Against	4. Shareholder proposal regarding publication of political contributions		Shareholder

Against	Against	5. Shareholder proposal regarding action by written consent		Shareholder

Against	Against	6. Shareholder proposal regarding special shareholder meetings		Shareholder

Against	Against	7. Shareholder proposal regarding advisory vote on director pay		Shareholder

General Electric Company	4/25/12	30,000	369604103	GE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	A1-16. DIRECTORS/All 16 Nominees		Issuer

For	For	B1. Ratification of selection of independent registered public accounting firm		Issuer

For	For	B2. Advisory resolution to approve executive compensation		Issuer

For	For	B3. Approval of an amendment to the GE 2007 Long-Term Incentive Plan to increase the number of Authorized Shares		Issuer

For	For	B4. Approval of the material terms of senior officer performance goals		Issuer

Against	Against	C1. Cumulative Voting		Shareholder

Against	Against	C2. Nuclear activities		Shareholder

Against	Against	C3. Independent board chairman		Shareholder

Against	Against	C4. Shareowner action by written consent		Shareholder

Johnson & Johnson	4/25/12	9,000	478160104	JNJ

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-m. DIRECTORS/All 13 Nominees		Issuer

For	For	2. Advisory vote to approve named executive officer compensation		Issuer

For	For	3. Approval of the Company's 2012 Long-Term Incentive Plan		Issuer

For	For	4. Ratification of appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm for 2012		Issuer

Against	Against	5. Shareholder proposal on independent board chairman		Shareholder

Against	Against	6. Shareholder proposal on binding vote on political contributions		Shareholder

Against	Against	7. Shareholder proposal on adopting non-animal methods for training		Shareholder

Abbott Laboratories	4/27/12	14,000	002824100	ABT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 11 Nominees		Issuer

For	For	2. Ratification of Deloitte & Touche LLP as auditors		Issuer

For	For	3. Say on pay - an advisory vote to approve executive compensation		Issuer

Against	Against	4. Transparency in animal research		Shareholder

Against	Against	5. Lobbying disclosure		Shareholder

Against	Against	6. Independent board chair		Shareholder

Against	Against	7. Tax Gross-ups		Shareholder

Against	Against	8. Equity retention and hedging		Shareholder

Against	Against	9. Incentive compensation		Shareholder

Against	Against	10. Ban accelerated vesting of awards upon a change in control		Shareholder

Kohl's Corporation	5/10/12	10,000	500255104	KSS

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-l. DIRECTORS/All 12 Nominees		Issuer

For	For	2. Ratify appointment of Ernst & Young LLP as independent registered public accounting firm		Issuer

For	For	3. Advisory vote on approval of named executive officer compensation		Issuer

Against	Against	4. Animal fur policy		Shareholder

Against	Against	5. Succession planning and reporting		Shareholder

Against	Against	6. Executives to retain significant stock		Shareholder

Aqua America, Inc.	5/10/12	22,000	03836W103	WTR

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 4 Nominees		Issuer

For	For	2. To consider and take action on the ratification of the appointment of PriceWaterhouseCoopers LLP as the independent registered public accounting firm for the company for the 2012 fiscal year		Issuer

For	For	3. Consider and take action on an amendment to the Company's Articles of Incorporation to declassify the board of directors and to provide for the transition to the annual election of directors		Issuer

For	For	4. Consider and take action on the Company's 2012 Employee Stock Purchase Plan		Issuer

For	For	5. Consider and take action on an advisory vote on the Company's executive compensation programs as disclosed in the proxy		Issuer

Against	Against	6. Consider and take action on a shareholder proposal requesting that the board of directors create a comprehensive policy articulating the Company's respect for the commitment to the human right to water, if properly presented at the meeting		Shareholder

Intel Corporation	5/17/12	30,000	458140100	INTC

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1A-J. DIRECTORS/All 10 Nominees		Issuer

For	For	2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for current year		Issuer

For	For	3. Advisory vote to approve executive compensation		Issuer

Against	Against	4. Shareholder proposal: Whether to hold an advisory vote on political contributions		Shareholder

Unilever, N.V.	5/9/12	10,000	904784709	UN

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	2. To adopt the annual accounts and appropriation of the profit for the 2011 financial year		Issuer

For	For	3. To discharge the executive directors in office in the 2011 financial year for the fulfillment of their task		Issuer

For	For	4. To discharge the non-executive directors in office in the 2011 financial year for the fulfillment of their task		Issuer

For	For	5-16. DIRECTORS/All 12 Directors		Issuer

For	For	17. To amend the Company's Articles of Association		Issuer

For	For	18. To authorize the Board of Directors to purchase ordinary shares and depositary receipts thereof in the share capital of the Company		Issuer

For	For	19. To reduce the capital with respect to ordinary shares and depositary receipts thereof held by the Company in its own share capital		Issuer

For	For	20. To designate the Board of Directors as the company body authorized to issue shares in the Company		Issuer

For	For	21. To appoint PriceWaterhouseCoopers Accountants N.V. as auditors for the 2012 financial year		Issuer

Morgan Stanley	5/15/12	25,000	617446448	MS

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-m. DIRECTORS/ALL 13 Nominees		Issuer

For	For	2. To ratify the appointment of Deloitte & Touche LLP as independent auditor		Issuer

For	For	3. To amend the 2007 Equity Incentive Compensation Plan		Issuer

For	For	4. To amend the Directors' Equity Capital Accumulation Plan		Issuer

For	For	5. To approve the compensation of executives as disclosed in the proxy statement (non-binding advisory resolution		Issuer

Kraft Foods, Inc.	5/23/12	10,000	50075N104	KFT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-k. DIRECTORS/All 11 Nominees		Issuer

For	For	2. Advisory vote to approve executive compensation		Issuer

For	For	3. Approval of amendment to change company name		Issuer

For	For	4. Ratification of the selection of independent auditors		Issuer

Against	Against	5. Shareholder proposal: sustainable forestry report		Shareholder

Against	Against	6. Shareholder proposal: report on extended producer responsibility		Shareholder

Against	Against	7. Shareholder proposal: report on lobbying		Shareholder

JPMorgan Chase & Co.	5/15/12	10,000	46625H100	JPM

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-k. DIRECTORS/All 11 Nominees		Issuer

For	For	2. Appointment of independent registered public accounting firm		Issuer

For	For	3. Advisory resolution to approve executive compensation		Issuer

Against	Against	4. Political non-partisanship		Shareholder

Against	Against	5. Independent director as chairman		Shareholder

Against	Against	6. Loan servicing		Shareholder

Against	Against	7. Corporate political contributions report		Shareholder

Against	Against	8. Genocide-free investing		Shareholder

Against	Against	9. Shareholder action by written consent		Shareholder

Against	Against	10. Stock retention		Shareholder

Molson Coors Brewing Co.	5/30/12	16,000	60871R209	TAP

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 2 Nominees		Issuer

DreamWorks Animation SKG, Inc.	5/29/12	35,000	26153C103	DWA

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 9 Nominees		Issuer

For	For	2. Ratify the appointment of PriceWaterhouseCoopers LLP as the company's independent registered public accounting firm for the year ending December 31, 2012		Issuer

For	For	3. Advisory vote to approve named executive officer compensation		Issuer

Wal-Mart Stores, Inc.	6/1/12	8,000	931142103	WMT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-p. DIRECTORS/All 16 Nominees		Issuer

For	For	2. Ratification of Ernst & Young, LLP as independent accountants		Issuer

For	For	3. Advisory vote to approve named executive officer compensation		Issuer

Against	Against	4. Political contributions report		Shareholder

Against	Against	5. Director nomination policy		Shareholder

Against	Against	6. Report regarding incentive compensation programs		Shareholder

Royal Dutch Shell, PLC	5/22/12	7,000	780259206	RDS/A

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. Adoption of annual report & accounts		Issuer

For	For	2. Approval of remuneration report		Issuer

For	For	3. Appointment of Sir Nigel Sheinwald as a director of the Company		Issuer

For	For	4a-k. DIRECTORS / All 11 Nominees		Issuer

For	For	5. Re-appointment of auditors		Issuer

For	For	6. Remuneration of auditors		Issuer

For	For	7. Authority to allot shares		Issuer

For	For	8. Disapplication of pre-emption rights		Issuer

For	For	9. Authority to purchase own shares		Issuer

For	Foot	10. Authority for certain donations and expenditure		Issuer

Nabors Industries, Ltd.	6/5/12	10,000	G6359F103	NBR

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 3 Nominees		Issuer

For	For	2. Appointment of PriceWaterhouseCoopers, LLP as independent auditor and authorization of the Audit Committee of the Board of Directors to set the auditor's remuneration		Issuer

For	For	3. Amend the Company's by-laws to declassify the board		Issuer

For	For	4. Amend the Company's by-laws as they relate to certain business combinations		Issuer

For	For	5. Amend the Company's by-laws to implement certain technical changes		Issuer

For	For	6. Approve the 2012 Incentive Bonus Plan		Issuer

For	For	7. Approve the 2012 Stock Plan		Issuer

For	For	8. Approve a non-binding advisory vote regarding the compensation paid to the Company's named executive officers		Issuer

Against	Against	9. To adopt a by-law amendment permitting proxy access		Shareholder

Against	Against	10. Adopt a by-law amendment requiring shareholder approval of certain severance agreements		Shareholder

MGM Resorts International	6/12/12	7,000	552953101	MGM

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 10 Nominees		Issuer

For	For	2. Ratify the selection of Deloitte & Touche LLP as the independent registered public accounting firm for the year ending December 31, 2012		Issuer

For	For	3. To approve, on an advisory basis, the compensation of the Company's named executive officers		Issuer

Pacific Sunwear of California, Inc.	6/15/12	65,000	694873100	PSUN

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1.1-1.3 DIRECTORS/All 3 Nominees		Issuer

For	For	2. Ratification of the appointment of Deloitte & Touche, LLP as the Company's independent registered public accounting firm for the fiscal year ending February 2, 2013		Issuer

For	Against	3. Approval of the shareholder protection rights plan		Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By (Signature and Title) /s/ Lilli Gust, Principal Executive Officer

Date July 12, 2012